CHINA BIOLOGIC PRODUCTS HOLDINGS, INC. (PARENT COMPANY) - Condensed unconsolidated financial information (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Information Disclosure [Line Items]
Cash	$ 161,750,425	$ 338,880,559	$ 219,336,848	$ 183,765,533
Time deposits	497,676,069	537,478,040
Prepayments and prepaid expenses	7,181,729	9,081,680
Total Current Assets	1,299,725,398	1,357,187,822
Property, plant and equipment, net	177,596,563	178,327,361
Total Assets	1,937,858,497	2,009,978,681
Other payables and accrued expenses	99,743,350	99,933,793
Income tax payable - current	13,303,085	11,010,347
Total Current Liabilities	119,308,691	122,348,782
Income tax payable - non current	24,905,728	26,899,038
Other liabilities	16,491,793	13,203,485
Total Liabilities	163,006,640	165,275,517
Total Shareholders' Equity	1,695,714,592	1,722,049,599
Total Liabilities and Shareholders' Equity	1,937,858,497	2,009,978,681
Equity attributable to China Biologic Products Holdings, Inc. [Member]
Financial Information Disclosure [Line Items]
Cash	80,745,824	175,133,834	$ 4,708,801	$ 11,539,131
Time deposits	432,000,000	430,000,000
Prepayments and prepaid expenses	2,443,868	12,140,443
Total Current Assets	515,189,692	617,274,277
Property, plant and equipment, net	49	88
Investment in and amounts due from subsidiaries	1,214,913,704	1,139,337,487
Total Assets	1,730,103,445	1,756,611,852
Other payables and accrued expenses	5,723,648	4,544,071
Income tax payable - current	2,928,698	2,621,655
Total Current Liabilities	8,652,346	7,165,726
Income tax payable - non current	24,905,728	26,899,038
Other liabilities	830,779	497,489
Total Liabilities	34,388,853	34,562,253
Total Shareholders' Equity	1,695,714,592	1,722,049,599
Total Liabilities and Shareholders' Equity	$ 1,730,103,445	$ 1,756,611,852